ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ 818,115	$ 626,656	$ 622,690
Cash flows from investing activities:
Proceeds from loan repayment from an affiliated company	0	0	200,000
Net cash (used in) provided by investing activities	(341,775)	(300,807)	(48,513)
Cash flows from financing activities:
Repurchase of shares	(166,010)	(112,292)	(169,836)
Proceeds from exercise of share options	682	0	226
Net cash used in financing activities	(603,117)	(478,349)	(1,129,124)
(Decrease) Increase in cash and cash equivalents	(124,638)	(162,764)	(552,621)
Cash, cash equivalents and restricted cash at beginning of year	1,273,072	1,435,836	1,988,457
Cash, cash equivalents and restricted cash at end of year	1,148,434	1,273,072	1,435,836
Parent Company [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	89,956	198,077	70,894
Cash flows from investing activities:
Payments of advances to subsidiaries	(19,659)	(20,275)	(528,794)
Proceeds from advances repayment from subsidiaries	2,947	7,823	75,041
Proceeds from loan repayment from an affiliated company	0	0	200,000
Proceeds from transfer of intangible asset	0	0	519,000
Net cash (used in) provided by investing activities	(16,712)	(12,452)	265,247
Cash flows from financing activities:
Repurchase of shares	(166,010)	(112,292)	(169,836)
Proceeds from exercise of share options	682	0	226
Proceeds from loans or advances from subsidiaries	0	0	158,000
Repayments of loans or advances from subsidiaries	0	(20,000)	(270,593)
Net cash used in financing activities	(165,328)	(132,292)	(282,203)
(Decrease) Increase in cash and cash equivalents	(92,084)	53,333	53,938
Cash, cash equivalents and restricted cash at beginning of year	114,678	61,345	7,407
Cash, cash equivalents and restricted cash at end of year	$ 22,594	$ 114,678	$ 61,345